Financial Risk Management - Schedule of Composition of Financial Instruments by Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
IfrsStatementsLineItems [Line Items]
Cash and cash equivalents	$ 6,694	$ 11,585	$ 7,090	$ 36,783
Short-term bank deposits	48,035	33,669
Trade Receivables	2,000
Other current assets (except for prepaid expenses)	1,447	912
Assets	58,176	46,166
Accounts payable and accrued expenses	6,523	4,788
Net assets	51,653	41,378
Dollars [Member]
IfrsStatementsLineItems [Line Items]
Cash and cash equivalents	4,781	10,705
Short-term bank deposits	48,035	33,669
Trade Receivables	2,000
Other current assets (except for prepaid expenses)
Assets	54,816	44,374
Accounts payable and accrued expenses	4,492	3,297
Net assets	50,324	41,077
NIS [Member]
IfrsStatementsLineItems [Line Items]
Cash and cash equivalents	1,546	768
Short-term bank deposits
Trade Receivables
Other current assets (except for prepaid expenses)	1,447	912
Assets	2,993	1,680
Accounts payable and accrued expenses	1,973	1,428
Net assets	1,020	252
Pound Sterling [Member]
IfrsStatementsLineItems [Line Items]
Cash and cash equivalents	187	21
Short-term bank deposits
Trade Receivables
Other current assets (except for prepaid expenses)
Assets	187	21
Accounts payable and accrued expenses	45	40
Net assets	142	(19)
Euro & SEK [Member]
IfrsStatementsLineItems [Line Items]
Cash and cash equivalents	180	91
Short-term bank deposits
Trade Receivables
Other current assets (except for prepaid expenses)
Assets	180	91
Accounts payable and accrued expenses	13	23
Net assets	$ 167	$ 68